Note 15 - Investments in subsidiaries, joint ventures and associates	6 Months Ended
Jun. 30, 2019
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries joint ventures and associates

15. Investments in joint ventures, associates

The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)
	June 2019	December 2018
Joint ventures	179	173
Associates	1.459	1.405
Total	1.638	1.578